Accounts and notes receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and notes receivables, net
Schedule of accounts receivable

Accounts and notes receivables are consisted of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
Notes receivable	5,235	4,588
Accounts receivable	84,189	78,332
Less: allowance for doubtful accounts	(23,298)	(34,969)
Accounts receivable, net	66,126	47,951

Schedule of allowance for doubtful accounts

	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at the beginning of the year	491	14,175	23,298
Additions	13,684	13,654	11,671
Write-off	—	(4,531)	—
Balance at the end of the year	14,175	23,298	34,969